INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Summary of Inventories

	At December 31,	At December 31,
	2017	2016
Materials and supplies	$416	$391
In-process	131	130
Concentrate and copper cathode	83	67
Precious metals	49	53
	$679	$641